Acquisition (Details) - Schedule of financial information indicative of the results of future operations - Acquisition [Member]	3 Months Ended
Mar. 31, 2021 USD ($) $ / shares
Acquisition (Details) - Schedule of financial information indicative of the results of future operations [Line Items]
Net revenue
Net loss	$ (4,844,435)
Net loss per share, basic and diluted (in Dollars per share) | $ / shares	$ (0.3)